Other accounts payable	12 Months Ended
Dec. 31, 2020
Sociedads Minera Cerro Verde Saa [Member]
Disclosure of associates [line items]
Other accounts payable

9.    Other accounts payable

This item is made up as follows:

	December 31, 2020	December 31, 2019
	US$(000)	US$(000)

Current
Royalties and mining taxes in dispute (a)	87,499	95,120
Income tax assessment (b)	34,716	—
Other	4,250	4,260

Total current	126,465	99,380

Non-current
Royalties and mining taxes in dispute (a)	248,537	362,464
Excess of salaries limit of workers profit sharing (c)	36,855	17,260

Total non-current	285,392	379,724
(a)

The balance as of December 31, 2020, corresponds to the remaining balance from the monthly payments of the installment programs for disputed mining royalties for the period January 2009 through September 2011 and for the years 2012 and 2013 and special mining tax for the period October 2011 through December 2013, totaling US$336.0 million (US$457.6 million as of December 31, 2019), including interest and penalties of US$186.5 million (US$256.1 million as of December 31, 2019) (see Note 13(d)).

(b)	Corresponds to interest and penalties related to income tax assessments for the year 2013, which will be paid in the first quarter of 2021.
(c)

As of December 31, 2020, represents the excess salaries limit in workers profit sharing to be transferred to the Regional Government and the National Fund for Employment’s Promotion and Training (FONDOEMPLEO). This is related to adjustments of previous years income tax assessments (recognized in 2020 mainly as a result of the international arbitration proceeding initiated by the Company (see Note 13(d)).This amount includes interest of US$16.6 million.